Earnings/(Loss) Per Share - Additional Information (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Earnout shares issuable	5,354,022
Unvested Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate number of unvested shares	1,987,838